Notes Payable	9 Months Ended
Jul. 31, 2011
Notes Payables Disclosures [Abstract]
Notes Payable [Text Block]
6.	Notes Payable

Between May 1 and June 24, 2009, the Company borrowed a total of $95,000 from its Chief Executive Officer, Michael W. Brennan.  On February 15, 2010, Mr. Brennan transferred title to $25,000 in principal loans to an unaffiliated third party.  This loan was reclassified into a convertible term note with provisions identical to the “Convertible Term Loans” discussed below in this Note 6.  It was subsequently sold to Asher Enterprises and converted into common stock.  The loans from Mr. Brennan are due upon demand and accrue interest at the rate of six percent (6%) per annum.  The Company has recorded $10,061 in interest expense as of July 31, 2011 on these loans from Mr. Brennan.

Our largest stockholder, Anthony M. Frank, loaned the Company $64,000 on September 23, 2009.  The loan bears interest at six percent (6%) per annum and is convertible into common stock at the option of the holder.  The Company has accrued a total of $7,154 in interest on the loan as of July 31, 2011.  The loan was due on March 10, 2010 and the Company is currently negotiating with Mr. Frank to extend the maturity date.

On July 15, 2010, Mr. Frank loaned the Company an additional $30,000 at six percent (6%) interest for ninety (90) days.  The loan is convertible into common stock at the option of the holder into common stock at $0.025 per share or the average closing price of the common stock for the twenty (20) trading days prior to conversion.  The Company accrued interest of $1,884 on this loan as of July 31, 2011 and is negotiating with Mr. Frank to extend the maturity date.

On March 28, 2011, the Company borrowed $4,000 from its Chief Financial Officer, Victor
A. Hollander.  The loan bears interest at the rate of six percent (6%) and is payable on demand.  As of the nine months ended July 31, 2011, the Company had accrued $82 in interest on this loan.

Convertible Term Loans

Between November 1, 2009 and April 20, 2010, the Company borrowed $172,000 from five unaffiliated lenders and $20,000 from our largest stockholder.  The Convertible Term Loans mature in twelve (12) months, bear interest at six percent (6%) per annum and require the Company to make payments on the loans each fiscal quarter from a sinking fund to be established from any proceeds received from operating profits, proceeds derived from a securities purchase agreement entered into with Ascendiant Capital Group in October 2009 (which was subsequently terminated by the Company on May 6, 2010), and/or from other equity funding.  The loans are convertible, at the option of the lender, into common stock at a twenty percent (20%) discount to fair market value or $0.10 per share, whichever is greater.  As additional consideration for the loan, the lender receives restricted common stock, the number of which is determined by dividing the principal amount of the loan by the greater of $0.05 per share or the fair market value on the loan date.  One lender also received a two-year warrant to purchase 500,000 shares of common stock at $0.03 per share as additional consideration for a $30,000 loan.

During April 2010, the Company borrowed an additional $25,000 under the terms of the above Convertible Term Loans.  However, this loan provides that it is convertible at the option of the lender, into common stock at a twenty percent (20%) discount to fair market value or $0.05 per share, whichever is greater.  In May 2011, the Company borrowed an additional $30,000 under the Convertible Term Loan arrangement from this same individual.

Including the $25,000 loan transferred by Mr. Brennan as discussed above under “Notes Payable,” as of July 31, 2011, the Company had issued 4,540,000 and 600,000 shares of common stock in fiscal 2010 and during the nine months ended July 31, 2011, respectively, for all of the above $257,000 loans and has expensed an aggregate of $19,821 in interest accrued on the loans as of July 31, 2011.

On April 9, 2010, our Chief Executive Officer, Michael Brennan and our Chief Financial Officer, Victor Hollander, converted $90,000 and $160,000, respectively, into convertible term loans.  Also, on April 9, 2010, a consultant to the Company converted $55,000 into a convertible term loan.  The funds converted represented unpaid fees and expenses that had been accrued on the Company’s books.  The terms of the loans are identical to the above Convertible Term Loans received through March 2010 and provide for the issuance of common stock as additional consideration.  Consequently, the Company expensed $305,000 in fiscal 2010 on the issuance of 6,100,000 shares of common stock for these loans and has expensed an aggregate of $23,630 in interest accrued on the loans as of July 31, 2011.  On June 1, 2011, $34,000 of the $55,000 converted in fiscal 2010 by the consultant was converted into 5,733,333 shares of common stock at the rate of $0.006 per share.